BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	R$ 7,701,796	R$ 5,269,952
Borrowings and financing, noncurrent	37,772,116	36,170,996
Transaction costs and issue premiums, current	(88,429)	(76,316)
Transaction costs and issue premiums, noncurrent	(526,408)	(445,890)
Borrowings and financing and transaction costs, current	7,613,367	5,193,636
Borrowings and financing and transaction costs, noncurrent	37,245,708	35,725,106
Foreign Debt [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,956,075	2,823,112
Borrowings and financing, noncurrent	24,506,849	22,430,945
Foreign Debt [Member] | Floating Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	548,230	1,571,208
Borrowings and financing, noncurrent	6,576,696	5,474,359
Foreign Debt [Member] | Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,079,972	1,189,717
Borrowings and financing, noncurrent	17,815,926	16,790,284
Foreign Debt [Member] | Fixed Interest In E U R [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	327,873	62,187
Borrowings and financing, noncurrent	114,227	166,302
Debt Agreements In Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	4,745,721	2,446,840
Borrowings and financing, noncurrent	13,265,267	13,740,051
Debt Agreements In Brazil [Member] | Floating Rate Securities [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	4,745,721	2,446,840
Borrowings and financing, noncurrent	R$ 13,265,267	R$ 13,740,051